UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Growth Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,000.00	$ 3.27
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class
Actual	$ 1,000.00	$ 999.50	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2
Actual	$ 1,000.00	$ 998.90	$ 4.56
HypotheticalA	$ 1,000.00	$ 1,020.23	$ 4.61
Service Class 2R
Actual	$ 1,000.00	$ 998.80	$ 4.51
HypotheticalA	$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class
Actual	$ 1,000.00	$ 999.20	$ 3.92
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.66%
Service Class	.76%
Service Class 2.92%
Service Class 2R	.91%
Investor Class	.79%

Semiannual Report

VIP Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.4	4.4
Johnson & Johnson	3.2	3.0
Wal-Mart Stores, Inc.	2.8	2.8
Google, Inc. Class A (sub. vtg.)	2.2	1.5
PepsiCo, Inc.	2.2	2.0
Microsoft Corp.	2.2	4.0
Amgen, Inc.	2.0	1.9
QUALCOMM, Inc.	1.7	1.6
Altria Group, Inc.	1.6	1.5
American Express Co.	1.4	1.1
	23.7
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.8	27.6
Health Care	18.0	16.0
Consumer Staples	15.1	14.1
Industrials	11.9	13.7
Financials	10.1	8.4
Asset Allocation (% of fund's net assets)

Semiannual Report

VIP Growth Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.7%
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	880,700	$ 36,011,823
Hotels, Restaurants & Leisure - 0.1%
Bob Evans Farms, Inc.	257,163	7,717,462
Household Durables - 1.7%
Ethan Allen Interiors, Inc.	294,721	10,772,053
Furniture Brands International, Inc. (d)	707,400	14,742,216
Garmin Ltd.	267,020	28,154,589
La-Z-Boy, Inc. (d)	1,433,300	20,066,200
Sony Corp. sponsored ADR	989,900	43,595,196
Whirlpool Corp.	135,564	11,204,365
		128,534,619
Internet & Catalog Retail - 0.4%
NutriSystem, Inc. (a)(d)	466,900	29,008,497
Media - 2.6%
Comcast Corp. Class A (special) (a)	1,199,000	39,303,220
Lamar Advertising Co. Class A (a)	647,740	34,887,276
News Corp. Class B	362,500	7,315,250
Omnicom Group, Inc.	621,700	55,387,253
The Walt Disney Co.	1,420,000	42,600,000
Viacom, Inc. Class B (non-vtg.) (a)	389,700	13,966,848
		193,459,847
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	1,408,700	37,330,550
Fred's, Inc. Class A	1,057,739	14,120,816
		51,451,366
Specialty Retail - 3.7%
Bed Bath & Beyond, Inc. (a)	737,000	24,446,290
Best Buy Co., Inc.	825,725	45,282,759
Circuit City Stores, Inc.	1,099,900	29,939,278
Home Depot, Inc.	2,358,000	84,392,820
J. Crew Group, Inc.	243,900	6,695,055
Staples, Inc.	2,140,650	52,060,608
The Men's Wearhouse, Inc.	881,900	26,721,570
		269,538,380
TOTAL CONSUMER DISCRETIONARY		715,721,994
CONSUMER STAPLES - 15.1%
Beverages - 3.2%
Brown-Forman Corp. Class B (non-vtg.)	345,700	24,700,265
Diageo PLC sponsored ADR	380,750	25,719,663
Molson Coors Brewing Co. Class B	347,700	23,601,876
PepsiCo, Inc.	2,649,200	159,057,968
		233,079,772
Food & Staples Retailing - 5.1%
CVS Corp.	1,793,900	55,072,730
Rite Aid Corp. (a)	4,010,600	17,004,944

	Shares	Value (Note 1)
Wal-Mart Stores, Inc.	4,278,600	$ 206,100,162
Walgreen Co.	2,248,300	100,813,772
		378,991,608
Food Products - 2.1%
Campbell Soup Co.	1,062,700	39,436,797
Gold Kist, Inc. Delaware (a)	298,100	3,985,597
Groupe Danone	95,100	12,086,118
Groupe Danone sponsored ADR (d)	956,700	25,515,189
Pilgrims Pride Corp. Class B	153,438	3,958,700
Sanderson Farms, Inc.	144,100	4,033,359
Tyson Foods, Inc. Class A	2,219,400	32,980,284
Unilever NV (NY Shares)	1,375,200	31,010,760
		153,006,804
Household Products - 1.4%
Church & Dwight Co., Inc.	828,000	30,155,760
Colgate-Palmolive Co.	1,211,200	72,550,880
		102,706,640
Personal Products - 1.0%
Avon Products, Inc.	2,371,010	73,501,310
Tobacco - 2.3%
Altria Group, Inc.	1,628,000	119,544,040
British American Tobacco PLC	1,861,567	47,200,031
		166,744,071
TOTAL CONSUMER STAPLES		1,108,030,205
ENERGY - 7.4%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	618,570	50,629,955
Halliburton Co.	946,700	70,254,607
National Oilwell Varco, Inc. (a)	827,700	52,409,964
Noble Corp.	153,600	11,430,912
Schlumberger Ltd. (NY Shares)	947,500	61,691,725
Smith International, Inc.	739,000	32,863,330
Weatherford International Ltd. (a)	613,880	30,460,726
		309,741,219
Oil, Gas & Consumable Fuels - 3.2%
Arch Coal, Inc.	555,600	23,540,772
BG Group PLC sponsored ADR	383,000	25,615,040
CONSOL Energy, Inc.	743,400	34,731,648
Denbury Resources, Inc. (a)	318,400	10,083,728
Encore Acquisition Co. (a)	369,312	9,908,641
Energy Partners Ltd. (a)(d)	484,700	9,185,065
EOG Resources, Inc.	262,500	18,201,750
Hugoton Royalty Trust	35,311	1,048,737
Noble Energy, Inc.	94,900	4,447,014
Peabody Energy Corp.	644,000	35,903,000
Quicksilver Resources, Inc. (a)	195,300	7,188,993
Sasol Ltd. sponsored ADR	702,800	27,156,192
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	125,300	$ 7,426,531
XTO Energy, Inc.	405,200	17,938,204
		232,375,315
TOTAL ENERGY		542,116,534
FINANCIALS - 10.1%
Capital Markets - 3.0%
Daiwa Securities Group, Inc.	719,000	8,570,819
E*TRADE Financial Corp. (a)	809,700	18,477,354
Greenhill & Co., Inc. (d)	126,500	7,686,140
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	1,094,600	24,354,850
Lazard Ltd. Class A	293,100	11,841,240
Merrill Lynch & Co., Inc.	493,700	34,341,772
Nomura Holdings, Inc.	850,800	15,995,040
State Street Corp.	813,900	47,279,451
UBS AG (NY Shares)	492,700	54,049,190
		222,595,856
Commercial Banks - 0.9%
M&T Bank Corp.	60,600	7,145,952
PNC Financial Services Group, Inc.	313,500	21,998,295
Standard Chartered PLC (United Kingdom)	1,257,636	30,704,000
Wells Fargo & Co.	103,300	6,929,364
		66,777,611
Consumer Finance - 1.4%
American Express Co.	1,903,700	101,314,914
Diversified Financial Services - 0.5%
African Bank Investments Ltd.	2,293,768	8,954,333
FirstRand Ltd.	10,067,810	23,730,263
		32,684,596
Insurance - 3.1%
ACE Ltd.	114,000	5,767,260
AFLAC, Inc.	1,609,020	74,578,077
American International Group, Inc.	1,313,866	77,583,787
Aspen Insurance Holdings Ltd.	319,100	7,431,839
Axis Capital Holdings Ltd.	299,200	8,560,112
Platinum Underwriters Holdings Ltd.	187,700	5,251,846
Prudential Financial, Inc.	504,900	39,230,730
The St. Paul Travelers Companies, Inc.	182,500	8,135,850
		226,539,501
Real Estate Management & Development - 0.8%
Mitsui Fudosan Co. Ltd.	1,387,000	30,121,870
Tokyo Tatemono Co. Ltd. (a)	2,836,000	30,386,157
		60,508,027

	Shares	Value (Note 1)
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp.	809,900	$ 30,840,992
TOTAL FINANCIALS		741,261,497
HEALTH CARE - 18.0%
Biotechnology - 5.5%
Amgen, Inc. (a)	2,245,210	146,455,048
Amylin Pharmaceuticals, Inc. (a)(d)	1,007,225	49,726,698
Genentech, Inc. (a)	1,081,700	88,483,060
ImClone Systems, Inc. (a)(d)	974,600	37,658,544
MedImmune, Inc. (a)	529,000	14,335,900
OSI Pharmaceuticals, Inc. (a)	358,856	11,827,894
PDL BioPharma, Inc. (a)	1,076,611	19,820,409
Tanox, Inc. (a)(d)	1,611,400	22,285,662
Telik, Inc. (a)(d)	468,944	7,737,576
Theravance, Inc. (a)	296,500	6,783,920
		405,114,711
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	1,214,900	44,659,724
Becton, Dickinson & Co.	906,400	55,408,232
C.R. Bard, Inc.	613,500	44,945,010
		145,012,966
Health Care Providers & Services - 2.3%
AMN Healthcare Services, Inc. (a)	554,700	11,260,410
Cardinal Health, Inc.	680,500	43,776,565
Cross Country Healthcare, Inc. (a)	772,974	14,060,397
Humana, Inc. (a)	985,100	52,899,870
Medco Health Solutions, Inc. (a)	901,900	51,660,832
		173,658,074
Pharmaceuticals - 8.2%
Allergan, Inc.	645,400	69,225,604
Bristol-Myers Squibb Co.	1,481,000	38,298,660
Johnson & Johnson	3,939,320	236,044,054
Kos Pharmaceuticals, Inc. (a)	167,300	6,293,826
Merck & Co., Inc.	2,221,000	80,911,030
Pfizer, Inc.	781,304	18,337,205
Schering-Plough Corp.	3,415,400	64,995,062
Sepracor, Inc. (a)	182,200	10,410,908
Wyeth	1,725,200	76,616,132
		601,132,481
TOTAL HEALTH CARE		1,324,918,232
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.4%
BAE Systems PLC	2,672,200	18,274,404
EADS NV	834,736	23,982,660
Precision Castparts Corp.	426,448	25,484,532
Rolls-Royce Group PLC	4,067,098	31,142,326
		98,883,922
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Air Freight & Logistics - 1.2%
FedEx Corp.	769,400	$ 89,912,084
Commercial Services & Supplies - 1.0%
Cintas Corp.	1,253,560	49,841,546
Equifax, Inc.	691,600	23,749,544
		73,591,090
Industrial Conglomerates - 4.9%
General Electric Co.	9,908,240	326,575,590
Textron, Inc.	397,000	36,595,460
		363,171,050
Machinery - 1.6%
Deere & Co.	717,500	59,904,075
Joy Global, Inc.	983,839	51,248,174
Watts Water Technologies, Inc. Class A	118,900	3,989,095
		115,141,344
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	256,200	20,303,850
Canadian National Railway Co.	254,300	11,107,828
CSX Corp.	393,100	27,689,964
Norfolk Southern Corp.	492,600	26,216,172
Union Pacific Corp.	247,400	22,998,304
		108,316,118
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	1,108,763	24,182,121
TOTAL INDUSTRIALS		873,197,729
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 5.9%
Avaya, Inc. (a)	2,748,998	31,393,557
Cisco Systems, Inc. (a)	3,299,000	64,429,470
Corning, Inc. (a)	3,913,100	94,657,889
Harris Corp.	741,200	30,767,212
Juniper Networks, Inc. (a)	2,445,400	39,101,946
Motorola, Inc.	1,070,800	21,576,620
Nortel Networks Corp. (a)	12,304,400	27,522,351
QUALCOMM, Inc.	3,043,900	121,969,073
		431,418,118
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	1,477,234	84,379,606
Dell, Inc. (a)	3,979,986	97,151,458
Lexmark International, Inc. Class A (a)	877,000	48,962,910
Network Appliance, Inc. (a)	1,206,715	42,597,040
Sun Microsystems, Inc. (a)	10,409,872	43,200,969
		316,291,983

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 1.1%
Amphenol Corp. Class A	783,382	$ 43,838,057
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,877,709	36,306,246
		80,144,303
Internet Software & Services - 3.7%
aQuantive, Inc. (a)(d)	1,054,513	26,710,814
Bankrate, Inc. (a)	117,000	4,417,920
Digitas, Inc. (a)	1,308,807	15,208,337
eBay, Inc. (a)	1,924,800	56,377,392
Google, Inc. Class A (sub. vtg.) (a)	393,500	165,006,355
VeriSign, Inc. (a)	341,100	7,903,287
		275,624,105
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	511,900	34,486,703
First Data Corp.	2,078,700	93,624,648
Hewitt Associates, Inc. Class A (a)	848,900	19,083,272
Nomura Research Institute Ltd.	216,000	26,729,823
Satyam Computer Services Ltd. sponsored ADR	700,700	23,221,198
		197,145,644
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	515,300	12,583,626
MEMC Electronic Materials, Inc. (a)	846,700	31,751,250
PMC-Sierra, Inc. (a)	2,664,891	25,049,975
Samsung Electronics Co. Ltd.	60,140	38,225,382
		107,610,233
Software - 4.6%
Electronic Arts, Inc. (a)	172,671	7,431,760
Intuit, Inc. (a)	245,800	14,843,862
Microsoft Corp.	6,822,070	158,954,231
NAVTEQ Corp. (a)	915,000	40,882,200
Nippon System Development Co. Ltd.	814,300	28,252,314
Red Hat, Inc. (a)	833,642	19,507,223
SAP AG sponsored ADR	779,700	40,949,844
Take-Two Interactive Software, Inc. (a)(d)	2,526,150	26,928,759
		337,750,193
TOTAL INFORMATION TECHNOLOGY		1,745,984,579
MATERIALS - 1.8%
Chemicals - 1.8%
Ashland, Inc.	514,500	34,317,150
Chemtura Corp.	1,750,638	16,350,959
Monsanto Co.	857,800	72,218,182
Tokuyama Corp.	520,000	7,725,585
		130,611,876
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	687,400	$ 19,171,586
BellSouth Corp.	660,100	23,895,620
Embarq Corp. (a)	90,200	3,697,298
Verizon Communications, Inc.	1,247,700	41,785,473
		88,549,977
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	1,804,011	36,062,180
Vodafone Group PLC sponsored ADR	978,400	20,839,920
		56,902,100
TOTAL TELECOMMUNICATION SERVICES		145,452,077
TOTAL COMMON STOCKS (Cost $6,178,101,048)		7,327,294,723
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	88,646	1
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	826,000	8
TOTAL PREFERRED STOCKS (Cost $5,802,548)		9
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 5.11% (b)	9,879,444	9,879,444
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	73,942,400	73,942,400
TOTAL MONEY MARKET FUNDS (Cost $83,821,844)		83,821,844
Cash Equivalents - 0.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations) in a joint trading account at 4.51%, dated 6/30/06 due 7/3/06 (Cost $9,994,000)	$ 9,997,756	$ 9,994,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $6,277,719,440)	7,421,110,576
NET OTHER ASSETS - (1.1)%	(79,131,944)
NET ASSETS - 100%	$ 7,341,978,632
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,354,859 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,329,855
GeneProt, Inc. Series A	7/7/00	$ 4,472,693
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 6/8/06	$ 26,981,829
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 842,905
Fidelity Securities Lending Cash Central Fund	468,741
Total	$ 1,311,646
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fred's, Inc. Class A	$ 36,494,326	$ -	$ 16,905,451	$ 76,838	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
United Kingdom	3.2%
Japan	2.6%
Others (individually less than 1%)	7.2%
100.0%
Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $2,797,244,204 of which $554,823,752, $2,197,712,598 and $44,707,854 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,257,180 and repurchase agreements of $9,994,000) - See accompanying schedule: Unaffiliated issuers (cost $6,193,897,596)	$ 7,337,288,732
Affiliated Central Funds (cost $83,821,844)	83,821,844
Total Investments (cost $6,277,719,440)		$ 7,421,110,576
Cash		15,973
Foreign currency held at value (cost $522,902)		517,329
Receivable for investments sold		51,095,302
Receivable for fund shares sold		1,861,127
Dividends receivable		7,643,734
Interest receivable		88,428
Prepaid expenses		17,856
Other receivables		305,255
Total assets		7,482,655,580

Liabilities
Payable for investments purchased	$ 57,051,921
Payable for fund shares redeemed	5,007,002
Accrued management fee	3,426,122
Distribution fees payable	194,166
Other affiliated payables	763,640
Other payables and accrued expenses	291,697
Collateral on securities loaned, at value	73,942,400
Total liabilities		140,676,948

Net Assets		$ 7,341,978,632
Net Assets consist of:
Paid in capital		$ 8,423,186,366
Undistributed net investment income		18,118,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,242,713,534)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,143,387,188
Net Assets		$ 7,341,978,632

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,800,859,249 ÷ 172,803,678 shares)	$ 33.57

Service Class: Net Asset Value, offering price and redemption price per share ($905,722,815 ÷ 27,076,029 shares)	$ 33.45

Service Class 2: Net Asset Value, offering price and redemption price per share ($577,704,069 ÷ 17,403,268 shares)	$ 33.20

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,345,830 ÷ 161,700 shares)	$ 33.06

Investor Class: Net Asset Value, offering price and redemption price per share ($52,346,669 ÷ 1,562,364 shares)	$ 33.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends (including $76,838 received from other affiliated issuers)		$ 47,400,914
Interest		51,708
Income from affiliated Central Funds (including $468,741 from security lending)		1,311,646
Total income		48,764,268

Expenses
Management fee	$ 23,468,482
Transfer agent fees	2,779,609
Distribution fees	1,499,793
Accounting and security lending fees	651,280
Independent trustees' compensation	16,349
Appreciation in deferred trustee compensation account	10,449
Custodian fees and expenses	152,055
Audit	52,532
Legal	54,120
Interest	24,410
Miscellaneous	227,081
Total expenses before reductions	28,936,160
Expense reductions	(525,246)	28,410,914
Net investment income (loss)		20,353,354
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	567,668,884
Other affiliated issuers	(5,030,133)
Foreign currency transactions	(229,262)
Total net realized gain (loss)		562,409,489
Change in net unrealized appreciation (depreciation) on: Investment securities	(534,476,754)
Assets and liabilities in foreign currencies	2,762
Total change in net unrealized appreciation (depreciation)		(534,473,992)
Net gain (loss)		27,935,497
Net increase (decrease) in net assets resulting from operations		$ 48,288,851

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,353,354	$ 29,190,123
Net realized gain (loss)	562,409,489	875,877,180
Change in net unrealized appreciation (depreciation)	(534,473,992)	(448,273,685)
Net increase (decrease) in net assets resulting from operations	48,288,851	456,793,618
Distributions to shareholders from net investment income	(29,989,011)	(43,821,998)
Share transactions - net increase (decrease)	(1,377,312,040)	(1,648,924,682)
Redemption fees	1,279	117
Total increase (decrease) in net assets	(1,359,010,921)	(1,235,952,945)

Net Assets
Beginning of period	8,700,989,553	9,936,942,498
End of period (including undistributed net investment income of $18,118,612 and undistributed net investment income of $27,754,269, respectively)	$ 7,341,978,632	$ 8,700,989,553

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66
Income from Investment Operations
Net investment income (loss) E	.09	.11	.15 F, J	.07	.07	.07
Net realized and unrealized gain (loss)	(.09) G	1.74	.90	7.60	(10.17)	(7.27)
Total from investment operations	-	1.85	1.05	7.67	(10.10)	(7.20)
Distributions from net investment income	(.13)	(.16)	(.08)	(.07)	(.07)	(.03)
Distributions from net realized gain	-	-	-	-	-	(2.82)
Total distributions	(.13)	(.16)	(.08)	(.07)	(.07)	(2.85)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	- E, I	- E, I	-
Net asset value, end of period	$ 33.57	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61
Total Return B, C, D	.00%	5.80%	3.38%	32.85%	(30.10)%	(17.67)%
Ratios to Average Net Assets H
Expenses before reductions	.66% A	.67%	.68%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.66% A	.67%	.68%	.67%	.67%	.68%
Expenses net of all reductions	.65% A	.63%	.65%	.64%	.61%	.65%
Net investment income (loss)	.53% A	.36%	.47% J	.28%	.25%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,800,859	$ 6,726,655	$ 7,796,888	$ 8,594,509	$ 7,016,147	$ 11,458,659
Portfolio turnover rate	87% A	79%	72%	61%	90%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48	$ 43.51
Income from Investment Operations
Net investment income (loss) E	.07	.08	.11 F, J	.05	.04	.03
Net realized and unrealized gain (loss)	(.09) G	1.72	.90	7.58	(10.14)	(7.24)
Total from investment operations	(.02)	1.80	1.01	7.63	(10.10)	(7.21)
Distributions from net investment income	(.09)	(.12)	(.05)	(.05)	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(2.82)
Total distributions	(.09)	(.12)	(.05)	(.05)	(.04)	(2.82)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	- E, I	- E, I	-
Net asset value, end of period	$ 33.45	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48
Total Return B, C, D	(.05)%	5.67%	3.26%	32.78%	(30.20)%	(17.74)%
Ratios to Average Net Assets H
Expenses before reductions	.76% A	.77%	.78%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.76% A	.77%	.78%	.77%	.77%	.78%
Expenses net of all reductions	.75% A	.73%	.75%	.74%	.71%	.75%
Net investment income (loss)	.43% A	.26%	.37% J	.18%	.15%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 905,723	$ 1,086,172	$ 1,326,262	$ 1,401,298	$ 1,058,738	$ 1,655,758
Portfolio turnover rate	87% A	79%	72%	61%	90%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34	$ 43.43
Income from Investment Operations
Net investment income (loss) E	.05	.03	.07 F,J	.01	- I	(.02)
Net realized and unrealized gain (loss)	(.08) G	1.71	.89	7.53	(10.09)	(7.22)
Total from investment operations	(.03)	1.74	.96	7.54	(10.09)	(7.24)
Distributions from net investment income	(.06)	(.09)	(.04)	(.03)	(.04)	(.03)
Distributions from net realized gain	-	-	-	-	-	(2.82)
Total distributions	(.06)	(.09)	(.04)	(.03)	(.04)	(2.85)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	- E, I	- E, I	-
Net asset value, end of period	$ 33.20	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34
Total Return B, C, D	(.11)%	5.50%	3.12%	32.54%	(30.30)%	(17.87)%
Ratios to Average Net Assets H
Expenses before reductions	.92% A	.92%	.93%	.92%	.93%	.93%
Expenses net of fee waivers, if any	.92% A	.92%	.93%	.92%	.93%	.93%
Expenses net of all reductions	.90% A	.88%	.90%	.89%	.87%	.90%
Net investment income (loss)	.28% A	.11%	.22% J	.02%	(.01)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 577,704	$ 858,587	$ 811,126	$ 609,798	$ 238,543	$ 191,475
Portfolio turnover rate	87% A	79%	72%	61%	90%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002 H
Net asset value, beginning of period	$ 33.18	$ 31.54	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	.05	.04	.07 F, K	.01	(.01)
Net realized and unrealized gain (loss)	(.09) G	1.70	.88	7.51	(7.84)
Total from investment operations	(.04)	1.74	.95	7.52	(7.85)
Distributions from net investment income	(.08)	(.10)	(.06)	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 33.06	$ 33.18	$ 31.54	$ 30.65	$ 23.20
Total Return B, C, D	(.12)%	5.52%	3.10%	32.54%	(25.28)%
Ratios to Average Net Assets I
Expenses before reductions	.91% A	.92%	.93%	.92%	.96% A
Expenses net of fee waivers, if any	.91% A	.92%	.93%	.92%	.96% A
Expenses net of all reductions	.90% A	.88%	.90%	.90%	.90% A
Net investment income (loss)	.28% A	.12%	.22% K	.02%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,346	$ 5,409	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate	87% A	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.07	.03
Net realized and unrealized gain (loss)	(.10) F	1.04
Total from investment operations	(.03)	1.07
Distributions from net investment income	(.14)	-
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 33.50	$ 33.67
Total Return B, C, D	(.08)%	3.28%
Ratios to Average Net Assets H
Expenses before reductions	.79% A	.83% A
Expenses net of fee waivers, if any	.79% A	.83% A
Expenses net of all reductions	.78% A	.79% A
Net investment income (loss)	.40% A	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,347	$ 24,166
Portfolio turnover rate	87% A	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as VIP Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by FMR and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,394,083,056
Unrealized depreciation	(262,077,970)
Net unrealized appreciation (depreciation)	$ 1,132,005,086
Cost for federal income tax purposes	$ 6,289,105,490

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions aggregated $3,539,898,441 and $4,378,926,214, respectively.

Securities delivered on an in-kind basis aggregated $522,515,707. Realized gain (loss) of $202,137,737 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

VIP Growth Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 515,657
Service Class 2	977,280
Service Class 2R	6,856
$ 1,499,793

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,130,167
Service Class	342,402
Service Class 2	266,032
Service Class 2R	1,822
Investor Class	39,186
$ 2,779,609

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27,366 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,673,111	4.96%	$ 24,410

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $13,048 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $524,044 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,202.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 35% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005A
From net investment income
Initial Class	$ 25,469,432	$ 36,754,599
Service Class	2,969,186	4,880,141
Service Class 2	1,415,183	2,179,216
Service Class 2R	11,992	8,042
Investor Class	123,218	-
Total	$ 29,989,011	$ 43,821,998

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Growth Portfolio

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	2,079,870	5,020,349	$ 71,758,278	$ 159,510,141
Reinvestment of distributions	750,646	1,168,668	25,469,432	36,754,598
Shares redeemed	(29,656,759)	(50,113,556)	(1,028,155,089)	(1,589,683,859)
Net increase (decrease)	(26,826,243)	(43,924,539)	$ (930,927,379)	$ (1,393,419,120)
Service Class
Shares sold	528,193	1,583,330	$ 18,173,248	$ 49,875,519
Reinvestment of distributions	87,794	155,666	2,969,186	4,880,142
Shares redeemed	(5,906,596)	(10,974,628)	(204,451,905)	(341,802,898)
Net increase (decrease)	(5,290,609)	(9,235,632)	$ (183,309,471)	$ (287,047,237)
Service Class 2
Shares sold	2,309,860	4,801,863	$ 78,602,663	$ 150,862,050
Reinvestment of distributions	42,144	69,981	1,415,183	2,179,216
Shares redeemed	(10,740,225)	(4,718,596)	(372,089,923)	(147,633,784)
Net increase (decrease)	(8,388,221)	153,248	$ (292,072,077)	$ 5,407,482
Service Class 2R
Shares sold	41,258	97,483	$ 1,409,079	$ 3,094,057
Reinvestment of distributions	358	259	11,992	8,042
Shares redeemed	(42,943)	(19,254)	(1,439,078)	(605,298)
Net increase (decrease)	(1,327)	78,488	$ (18,007)	$ 2,496,801
Investor Class
Shares sold	963,148	720,556	$ 33,058,468	$ 23,727,387
Reinvestment of distributions	3,637	-	123,218	-
Shares redeemed	(122,230)	(2,747)	(4,166,792)	(89,995)
Net increase (decrease)	844,555	717,809	$ 29,014,894	$ 23,637,392

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Growth Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWT-SANN-0806
1.705692.108

Fidelity® Variable Insurance Products:

Growth Portfolio - Service Class 2R

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,000.00	$ 3.27
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class
Actual	$ 1,000.00	$ 999.50	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2
Actual	$ 1,000.00	$ 998.90	$ 4.56
HypotheticalA	$ 1,000.00	$ 1,020.23	$ 4.61
Service Class 2R
Actual	$ 1,000.00	$ 998.80	$ 4.51
HypotheticalA	$ 1,000.00	$ 1,020.28	$ 4.56
Investor Class
Actual	$ 1,000.00	$ 999.20	$ 3.92
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.66%
Service Class	.76%
Service Class 2.92%
Service Class 2R	.91%
Investor Class	.79%

Semiannual Report

VIP Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.4	4.4
Johnson & Johnson	3.2	3.0
Wal-Mart Stores, Inc.	2.8	2.8
Google, Inc. Class A (sub. vtg.)	2.2	1.5
PepsiCo, Inc.	2.2	2.0
Microsoft Corp.	2.2	4.0
Amgen, Inc.	2.0	1.9
QUALCOMM, Inc.	1.7	1.6
Altria Group, Inc.	1.6	1.5
American Express Co.	1.4	1.1
	23.7
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.8	27.6
Health Care	18.0	16.0
Consumer Staples	15.1	14.1
Industrials	11.9	13.7
Financials	10.1	8.4
Asset Allocation (% of fund's net assets)
As of June 30, 2006*

Semiannual Report

VIP Growth Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.7%
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	880,700	$ 36,011,823
Hotels, Restaurants & Leisure - 0.1%
Bob Evans Farms, Inc.	257,163	7,717,462
Household Durables - 1.7%
Ethan Allen Interiors, Inc.	294,721	10,772,053
Furniture Brands International, Inc. (d)	707,400	14,742,216
Garmin Ltd.	267,020	28,154,589
La-Z-Boy, Inc. (d)	1,433,300	20,066,200
Sony Corp. sponsored ADR	989,900	43,595,196
Whirlpool Corp.	135,564	11,204,365
		128,534,619
Internet & Catalog Retail - 0.4%
NutriSystem, Inc. (a)(d)	466,900	29,008,497
Media - 2.6%
Comcast Corp. Class A (special) (a)	1,199,000	39,303,220
Lamar Advertising Co. Class A (a)	647,740	34,887,276
News Corp. Class B	362,500	7,315,250
Omnicom Group, Inc.	621,700	55,387,253
The Walt Disney Co.	1,420,000	42,600,000
Viacom, Inc. Class B (non-vtg.) (a)	389,700	13,966,848
		193,459,847
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	1,408,700	37,330,550
Fred's, Inc. Class A	1,057,739	14,120,816
		51,451,366
Specialty Retail - 3.7%
Bed Bath & Beyond, Inc. (a)	737,000	24,446,290
Best Buy Co., Inc.	825,725	45,282,759
Circuit City Stores, Inc.	1,099,900	29,939,278
Home Depot, Inc.	2,358,000	84,392,820
J. Crew Group, Inc.	243,900	6,695,055
Staples, Inc.	2,140,650	52,060,608
The Men's Wearhouse, Inc.	881,900	26,721,570
		269,538,380
TOTAL CONSUMER DISCRETIONARY		715,721,994
CONSUMER STAPLES - 15.1%
Beverages - 3.2%
Brown-Forman Corp. Class B (non-vtg.)	345,700	24,700,265
Diageo PLC sponsored ADR	380,750	25,719,663
Molson Coors Brewing Co. Class B	347,700	23,601,876
PepsiCo, Inc.	2,649,200	159,057,968
		233,079,772
Food & Staples Retailing - 5.1%
CVS Corp.	1,793,900	55,072,730
Rite Aid Corp. (a)	4,010,600	17,004,944

	Shares	Value (Note 1)
Wal-Mart Stores, Inc.	4,278,600	$ 206,100,162
Walgreen Co.	2,248,300	100,813,772
		378,991,608
Food Products - 2.1%
Campbell Soup Co.	1,062,700	39,436,797
Gold Kist, Inc. Delaware (a)	298,100	3,985,597
Groupe Danone	95,100	12,086,118
Groupe Danone sponsored ADR (d)	956,700	25,515,189
Pilgrims Pride Corp. Class B	153,438	3,958,700
Sanderson Farms, Inc.	144,100	4,033,359
Tyson Foods, Inc. Class A	2,219,400	32,980,284
Unilever NV (NY Shares)	1,375,200	31,010,760
		153,006,804
Household Products - 1.4%
Church & Dwight Co., Inc.	828,000	30,155,760
Colgate-Palmolive Co.	1,211,200	72,550,880
		102,706,640
Personal Products - 1.0%
Avon Products, Inc.	2,371,010	73,501,310
Tobacco - 2.3%
Altria Group, Inc.	1,628,000	119,544,040
British American Tobacco PLC	1,861,567	47,200,031
		166,744,071
TOTAL CONSUMER STAPLES		1,108,030,205
ENERGY - 7.4%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	618,570	50,629,955
Halliburton Co.	946,700	70,254,607
National Oilwell Varco, Inc. (a)	827,700	52,409,964
Noble Corp.	153,600	11,430,912
Schlumberger Ltd. (NY Shares)	947,500	61,691,725
Smith International, Inc.	739,000	32,863,330
Weatherford International Ltd. (a)	613,880	30,460,726
		309,741,219
Oil, Gas & Consumable Fuels - 3.2%
Arch Coal, Inc.	555,600	23,540,772
BG Group PLC sponsored ADR	383,000	25,615,040
CONSOL Energy, Inc.	743,400	34,731,648
Denbury Resources, Inc. (a)	318,400	10,083,728
Encore Acquisition Co. (a)	369,312	9,908,641
Energy Partners Ltd. (a)(d)	484,700	9,185,065
EOG Resources, Inc.	262,500	18,201,750
Hugoton Royalty Trust	35,311	1,048,737
Noble Energy, Inc.	94,900	4,447,014
Peabody Energy Corp.	644,000	35,903,000
Quicksilver Resources, Inc. (a)	195,300	7,188,993
Sasol Ltd. sponsored ADR	702,800	27,156,192
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	125,300	$ 7,426,531
XTO Energy, Inc.	405,200	17,938,204
		232,375,315
TOTAL ENERGY		542,116,534
FINANCIALS - 10.1%
Capital Markets - 3.0%
Daiwa Securities Group, Inc.	719,000	8,570,819
E*TRADE Financial Corp. (a)	809,700	18,477,354
Greenhill & Co., Inc. (d)	126,500	7,686,140
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	1,094,600	24,354,850
Lazard Ltd. Class A	293,100	11,841,240
Merrill Lynch & Co., Inc.	493,700	34,341,772
Nomura Holdings, Inc.	850,800	15,995,040
State Street Corp.	813,900	47,279,451
UBS AG (NY Shares)	492,700	54,049,190
		222,595,856
Commercial Banks - 0.9%
M&T Bank Corp.	60,600	7,145,952
PNC Financial Services Group, Inc.	313,500	21,998,295
Standard Chartered PLC (United Kingdom)	1,257,636	30,704,000
Wells Fargo & Co.	103,300	6,929,364
		66,777,611
Consumer Finance - 1.4%
American Express Co.	1,903,700	101,314,914
Diversified Financial Services - 0.5%
African Bank Investments Ltd.	2,293,768	8,954,333
FirstRand Ltd.	10,067,810	23,730,263
		32,684,596
Insurance - 3.1%
ACE Ltd.	114,000	5,767,260
AFLAC, Inc.	1,609,020	74,578,077
American International Group, Inc.	1,313,866	77,583,787
Aspen Insurance Holdings Ltd.	319,100	7,431,839
Axis Capital Holdings Ltd.	299,200	8,560,112
Platinum Underwriters Holdings Ltd.	187,700	5,251,846
Prudential Financial, Inc.	504,900	39,230,730
The St. Paul Travelers Companies, Inc.	182,500	8,135,850
		226,539,501
Real Estate Management & Development - 0.8%
Mitsui Fudosan Co. Ltd.	1,387,000	30,121,870
Tokyo Tatemono Co. Ltd. (a)	2,836,000	30,386,157
		60,508,027

	Shares	Value (Note 1)
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp.	809,900	$ 30,840,992
TOTAL FINANCIALS		741,261,497
HEALTH CARE - 18.0%
Biotechnology - 5.5%
Amgen, Inc. (a)	2,245,210	146,455,048
Amylin Pharmaceuticals, Inc. (a)(d)	1,007,225	49,726,698
Genentech, Inc. (a)	1,081,700	88,483,060
ImClone Systems, Inc. (a)(d)	974,600	37,658,544
MedImmune, Inc. (a)	529,000	14,335,900
OSI Pharmaceuticals, Inc. (a)	358,856	11,827,894
PDL BioPharma, Inc. (a)	1,076,611	19,820,409
Tanox, Inc. (a)(d)	1,611,400	22,285,662
Telik, Inc. (a)(d)	468,944	7,737,576
Theravance, Inc. (a)	296,500	6,783,920
		405,114,711
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	1,214,900	44,659,724
Becton, Dickinson & Co.	906,400	55,408,232
C.R. Bard, Inc.	613,500	44,945,010
		145,012,966
Health Care Providers & Services - 2.3%
AMN Healthcare Services, Inc. (a)	554,700	11,260,410
Cardinal Health, Inc.	680,500	43,776,565
Cross Country Healthcare, Inc. (a)	772,974	14,060,397
Humana, Inc. (a)	985,100	52,899,870
Medco Health Solutions, Inc. (a)	901,900	51,660,832
		173,658,074
Pharmaceuticals - 8.2%
Allergan, Inc.	645,400	69,225,604
Bristol-Myers Squibb Co.	1,481,000	38,298,660
Johnson & Johnson	3,939,320	236,044,054
Kos Pharmaceuticals, Inc. (a)	167,300	6,293,826
Merck & Co., Inc.	2,221,000	80,911,030
Pfizer, Inc.	781,304	18,337,205
Schering-Plough Corp.	3,415,400	64,995,062
Sepracor, Inc. (a)	182,200	10,410,908
Wyeth	1,725,200	76,616,132
		601,132,481
TOTAL HEALTH CARE		1,324,918,232
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.4%
BAE Systems PLC	2,672,200	18,274,404
EADS NV	834,736	23,982,660
Precision Castparts Corp.	426,448	25,484,532
Rolls-Royce Group PLC	4,067,098	31,142,326
		98,883,922
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Air Freight & Logistics - 1.2%
FedEx Corp.	769,400	$ 89,912,084
Commercial Services & Supplies - 1.0%
Cintas Corp.	1,253,560	49,841,546
Equifax, Inc.	691,600	23,749,544
		73,591,090
Industrial Conglomerates - 4.9%
General Electric Co.	9,908,240	326,575,590
Textron, Inc.	397,000	36,595,460
		363,171,050
Machinery - 1.6%
Deere & Co.	717,500	59,904,075
Joy Global, Inc.	983,839	51,248,174
Watts Water Technologies, Inc. Class A	118,900	3,989,095
		115,141,344
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	256,200	20,303,850
Canadian National Railway Co.	254,300	11,107,828
CSX Corp.	393,100	27,689,964
Norfolk Southern Corp.	492,600	26,216,172
Union Pacific Corp.	247,400	22,998,304
		108,316,118
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	1,108,763	24,182,121
TOTAL INDUSTRIALS		873,197,729
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 5.9%
Avaya, Inc. (a)	2,748,998	31,393,557
Cisco Systems, Inc. (a)	3,299,000	64,429,470
Corning, Inc. (a)	3,913,100	94,657,889
Harris Corp.	741,200	30,767,212
Juniper Networks, Inc. (a)	2,445,400	39,101,946
Motorola, Inc.	1,070,800	21,576,620
Nortel Networks Corp. (a)	12,304,400	27,522,351
QUALCOMM, Inc.	3,043,900	121,969,073
		431,418,118
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	1,477,234	84,379,606
Dell, Inc. (a)	3,979,986	97,151,458
Lexmark International, Inc. Class A (a)	877,000	48,962,910
Network Appliance, Inc. (a)	1,206,715	42,597,040
Sun Microsystems, Inc. (a)	10,409,872	43,200,969
		316,291,983

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 1.1%
Amphenol Corp. Class A	783,382	$ 43,838,057
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,877,709	36,306,246
		80,144,303
Internet Software & Services - 3.7%
aQuantive, Inc. (a)(d)	1,054,513	26,710,814
Bankrate, Inc. (a)	117,000	4,417,920
Digitas, Inc. (a)	1,308,807	15,208,337
eBay, Inc. (a)	1,924,800	56,377,392
Google, Inc. Class A (sub. vtg.) (a)	393,500	165,006,355
VeriSign, Inc. (a)	341,100	7,903,287
		275,624,105
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	511,900	34,486,703
First Data Corp.	2,078,700	93,624,648
Hewitt Associates, Inc. Class A (a)	848,900	19,083,272
Nomura Research Institute Ltd.	216,000	26,729,823
Satyam Computer Services Ltd. sponsored ADR	700,700	23,221,198
		197,145,644
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	515,300	12,583,626
MEMC Electronic Materials, Inc. (a)	846,700	31,751,250
PMC-Sierra, Inc. (a)	2,664,891	25,049,975
Samsung Electronics Co. Ltd.	60,140	38,225,382
		107,610,233
Software - 4.6%
Electronic Arts, Inc. (a)	172,671	7,431,760
Intuit, Inc. (a)	245,800	14,843,862
Microsoft Corp.	6,822,070	158,954,231
NAVTEQ Corp. (a)	915,000	40,882,200
Nippon System Development Co. Ltd.	814,300	28,252,314
Red Hat, Inc. (a)	833,642	19,507,223
SAP AG sponsored ADR	779,700	40,949,844
Take-Two Interactive Software, Inc. (a)(d)	2,526,150	26,928,759
		337,750,193
TOTAL INFORMATION TECHNOLOGY		1,745,984,579
MATERIALS - 1.8%
Chemicals - 1.8%
Ashland, Inc.	514,500	34,317,150
Chemtura Corp.	1,750,638	16,350,959
Monsanto Co.	857,800	72,218,182
Tokuyama Corp.	520,000	7,725,585
		130,611,876
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	687,400	$ 19,171,586
BellSouth Corp.	660,100	23,895,620
Embarq Corp. (a)	90,200	3,697,298
Verizon Communications, Inc.	1,247,700	41,785,473
		88,549,977
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	1,804,011	36,062,180
Vodafone Group PLC sponsored ADR	978,400	20,839,920
		56,902,100
TOTAL TELECOMMUNICATION SERVICES		145,452,077
TOTAL COMMON STOCKS (Cost $6,178,101,048)		7,327,294,723
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	88,646	1
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	826,000	8
TOTAL PREFERRED STOCKS (Cost $5,802,548)		9
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 5.11% (b)	9,879,444	9,879,444
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	73,942,400	73,942,400
TOTAL MONEY MARKET FUNDS (Cost $83,821,844)		83,821,844
Cash Equivalents - 0.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations) in a joint trading account at 4.51%, dated 6/30/06 due 7/3/06 (Cost $9,994,000)	$ 9,997,756	$ 9,994,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $6,277,719,440)	7,421,110,576
NET OTHER ASSETS - (1.1)%	(79,131,944)
NET ASSETS - 100%	$ 7,341,978,632
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,354,859 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,329,855
GeneProt, Inc. Series A	7/7/00	$ 4,472,693
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 6/8/06	$ 26,981,829
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 842,905
Fidelity Securities Lending Cash Central Fund	468,741
Total	$ 1,311,646
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fred's, Inc. Class A	$ 36,494,326	$ -	$ 16,905,451	$ 76,838	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
United Kingdom	3.2%
Japan	2.6%
Others (individually less than 1%)	7.2%
100.0%
Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $2,797,244,204 of which $554,823,752, $2,197,712,598 and $44,707,854 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,257,180 and repurchase agreements of $9,994,000) - See accompanying schedule: Unaffiliated issuers (cost $6,193,897,596)	$ 7,337,288,732
Affiliated Central Funds (cost $83,821,844)	83,821,844
Total Investments (cost $6,277,719,440)		$ 7,421,110,576
Cash		15,973
Foreign currency held at value (cost $522,902)		517,329
Receivable for investments sold		51,095,302
Receivable for fund shares sold		1,861,127
Dividends receivable		7,643,734
Interest receivable		88,428
Prepaid expenses		17,856
Other receivables		305,255
Total assets		7,482,655,580

Liabilities
Payable for investments purchased	$ 57,051,921
Payable for fund shares redeemed	5,007,002
Accrued management fee	3,426,122
Distribution fees payable	194,166
Other affiliated payables	763,640
Other payables and accrued expenses	291,697
Collateral on securities loaned, at value	73,942,400
Total liabilities		140,676,948

Net Assets		$ 7,341,978,632
Net Assets consist of:
Paid in capital		$ 8,423,186,366
Undistributed net investment income		18,118,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,242,713,534)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,143,387,188
Net Assets		$ 7,341,978,632

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,800,859,249 ÷ 172,803,678 shares)	$ 33.57

Service Class: Net Asset Value, offering price and redemption price per share ($905,722,815 ÷ 27,076,029 shares)	$ 33.45

Service Class 2: Net Asset Value, offering price and redemption price per share ($577,704,069 ÷ 17,403,268 shares)	$ 33.20

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,345,830 ÷ 161,700 shares)	$ 33.06

Investor Class: Net Asset Value, offering price and redemption price per share ($52,346,669 ÷ 1,562,364 shares)	$ 33.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends (including $76,838 received from other affiliated issuers)		$ 47,400,914
Interest		51,708
Income from affiliated Central Funds (including $468,741 from security lending)		1,311,646
Total income		48,764,268

Expenses
Management fee	$ 23,468,482
Transfer agent fees	2,779,609
Distribution fees	1,499,793
Accounting and security lending fees	651,280
Independent trustees' compensation	16,349
Appreciation in deferred trustee compensation account	10,449
Custodian fees and expenses	152,055
Audit	52,532
Legal	54,120
Interest	24,410
Miscellaneous	227,081
Total expenses before reductions	28,936,160
Expense reductions	(525,246)	28,410,914
Net investment income (loss)		20,353,354
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	567,668,884
Other affiliated issuers	(5,030,133)
Foreign currency transactions	(229,262)
Total net realized gain (loss)		562,409,489
Change in net unrealized appreciation (depreciation) on: Investment securities	(534,476,754)
Assets and liabilities in foreign currencies	2,762
Total change in net unrealized appreciation (depreciation)		(534,473,992)
Net gain (loss)		27,935,497
Net increase (decrease) in net assets resulting from operations		$ 48,288,851

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,353,354	$ 29,190,123
Net realized gain (loss)	562,409,489	875,877,180
Change in net unrealized appreciation (depreciation)	(534,473,992)	(448,273,685)
Net increase (decrease) in net assets resulting from operations	48,288,851	456,793,618
Distributions to shareholders from net investment income	(29,989,011)	(43,821,998)
Share transactions - net increase (decrease)	(1,377,312,040)	(1,648,924,682)
Redemption fees	1,279	117
Total increase (decrease) in net assets	(1,359,010,921)	(1,235,952,945)

Net Assets
Beginning of period	8,700,989,553	9,936,942,498
End of period (including undistributed net investment income of $18,118,612 and undistributed net investment income of $27,754,269, respectively)	$ 7,341,978,632	$ 8,700,989,553

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66
Income from Investment Operations
Net investment income (loss) E	.09	.11	.15 F, J	.07	.07	.07
Net realized and unrealized gain (loss)	(.09) G	1.74	.90	7.60	(10.17)	(7.27)
Total from investment operations	-	1.85	1.05	7.67	(10.10)	(7.20)
Distributions from net investment income	(.13)	(.16)	(.08)	(.07)	(.07)	(.03)
Distributions from net realized gain	-	-	-	-	-	(2.82)
Total distributions	(.13)	(.16)	(.08)	(.07)	(.07)	(2.85)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	- E, I	- E, I	-
Net asset value, end of period	$ 33.57	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61
Total Return B, C, D	.00%	5.80%	3.38%	32.85%	(30.10)%	(17.67)%
Ratios to Average Net Assets H
Expenses before reductions	.66% A	.67%	.68%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.66% A	.67%	.68%	.67%	.67%	.68%
Expenses net of all reductions	.65% A	.63%	.65%	.64%	.61%	.65%
Net investment income (loss)	.53% A	.36%	.47% J	.28%	.25%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,800,859	$ 6,726,655	$ 7,796,888	$ 8,594,509	$ 7,016,147	$ 11,458,659
Portfolio turnover rate	87% A	79%	72%	61%	90%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48	$ 43.51
Income from Investment Operations
Net investment income (loss) E	.07	.08	.11 F, J	.05	.04	.03
Net realized and unrealized gain (loss)	(.09) G	1.72	.90	7.58	(10.14)	(7.24)
Total from investment operations	(.02)	1.80	1.01	7.63	(10.10)	(7.21)
Distributions from net investment income	(.09)	(.12)	(.05)	(.05)	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(2.82)
Total distributions	(.09)	(.12)	(.05)	(.05)	(.04)	(2.82)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	- E, I	- E, I	-
Net asset value, end of period	$ 33.45	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48
Total Return B, C, D	(.05)%	5.67%	3.26%	32.78%	(30.20)%	(17.74)%
Ratios to Average Net Assets H
Expenses before reductions	.76% A	.77%	.78%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.76% A	.77%	.78%	.77%	.77%	.78%
Expenses net of all reductions	.75% A	.73%	.75%	.74%	.71%	.75%
Net investment income (loss)	.43% A	.26%	.37% J	.18%	.15%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 905,723	$ 1,086,172	$ 1,326,262	$ 1,401,298	$ 1,058,738	$ 1,655,758
Portfolio turnover rate	87% A	79%	72%	61%	90%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34	$ 43.43
Income from Investment Operations
Net investment income (loss) E	.05	.03	.07 F,J	.01	- I	(.02)
Net realized and unrealized gain (loss)	(.08) G	1.71	.89	7.53	(10.09)	(7.22)
Total from investment operations	(.03)	1.74	.96	7.54	(10.09)	(7.24)
Distributions from net investment income	(.06)	(.09)	(.04)	(.03)	(.04)	(.03)
Distributions from net realized gain	-	-	-	-	-	(2.82)
Total distributions	(.06)	(.09)	(.04)	(.03)	(.04)	(2.85)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	- E, I	- E, I	-
Net asset value, end of period	$ 33.20	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34
Total Return B, C, D	(.11)%	5.50%	3.12%	32.54%	(30.30)%	(17.87)%
Ratios to Average Net Assets H
Expenses before reductions	.92% A	.92%	.93%	.92%	.93%	.93%
Expenses net of fee waivers, if any	.92% A	.92%	.93%	.92%	.93%	.93%
Expenses net of all reductions	.90% A	.88%	.90%	.89%	.87%	.90%
Net investment income (loss)	.28% A	.11%	.22% J	.02%	(.01)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 577,704	$ 858,587	$ 811,126	$ 609,798	$ 238,543	$ 191,475
Portfolio turnover rate	87% A	79%	72%	61%	90%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002 H
Net asset value, beginning of period	$ 33.18	$ 31.54	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	.05	.04	.07 F, K	.01	(.01)
Net realized and unrealized gain (loss)	(.09) G	1.70	.88	7.51	(7.84)
Total from investment operations	(.04)	1.74	.95	7.52	(7.85)
Distributions from net investment income	(.08)	(.10)	(.06)	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 33.06	$ 33.18	$ 31.54	$ 30.65	$ 23.20
Total Return B, C, D	(.12)%	5.52%	3.10%	32.54%	(25.28)%
Ratios to Average Net Assets I
Expenses before reductions	.91% A	.92%	.93%	.92%	.96% A
Expenses net of fee waivers, if any	.91% A	.92%	.93%	.92%	.96% A
Expenses net of all reductions	.90% A	.88%	.90%	.90%	.90% A
Net investment income (loss)	.28% A	.12%	.22% K	.02%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,346	$ 5,409	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate	87% A	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.08 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.07	.03
Net realized and unrealized gain (loss)	(.10) F	1.04
Total from investment operations	(.03)	1.07
Distributions from net investment income	(.14)	-
Redemption fees added to paid in capital E, I	-	-
Net asset value, end of period	$ 33.50	$ 33.67
Total Return B, C, D	(.08)%	3.28%
Ratios to Average Net Assets H
Expenses before reductions	.79% A	.83% A
Expenses net of fee waivers, if any	.79% A	.83% A
Expenses net of all reductions	.78% A	.79% A
Net investment income (loss)	.40% A	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,347	$ 24,166
Portfolio turnover rate	87% A	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as VIP Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by FMR and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,394,083,056
Unrealized depreciation	(262,077,970)
Net unrealized appreciation (depreciation)	$ 1,132,005,086
Cost for federal income tax purposes	$ 6,289,105,490

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions aggregated $3,539,898,441 and $4,378,926,214, respectively.

Securities delivered on an in-kind basis aggregated $522,515,707. Realized gain (loss) of $202,137,737 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

VIP Growth Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 515,657
Service Class 2	977,280
Service Class 2R	6,856
$ 1,499,793

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,130,167
Service Class	342,402
Service Class 2	266,032
Service Class 2R	1,822
Investor Class	39,186
$ 2,779,609

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27,366 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,673,111	4.96%	$ 24,410

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $13,048 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $524,044 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,202.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 35% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005A
From net investment income
Initial Class	$ 25,469,432	$ 36,754,599
Service Class	2,969,186	4,880,141
Service Class 2	1,415,183	2,179,216
Service Class 2R	11,992	8,042
Investor Class	123,218	-
Total	$ 29,989,011	$ 43,821,998

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Growth Portfolio

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	2,079,870	5,020,349	$ 71,758,278	$ 159,510,141
Reinvestment of distributions	750,646	1,168,668	25,469,432	36,754,598
Shares redeemed	(29,656,759)	(50,113,556)	(1,028,155,089)	(1,589,683,859)
Net increase (decrease)	(26,826,243)	(43,924,539)	$ (930,927,379)	$ (1,393,419,120)
Service Class
Shares sold	528,193	1,583,330	$ 18,173,248	$ 49,875,519
Reinvestment of distributions	87,794	155,666	2,969,186	4,880,142
Shares redeemed	(5,906,596)	(10,974,628)	(204,451,905)	(341,802,898)
Net increase (decrease)	(5,290,609)	(9,235,632)	$ (183,309,471)	$ (287,047,237)
Service Class 2
Shares sold	2,309,860	4,801,863	$ 78,602,663	$ 150,862,050
Reinvestment of distributions	42,144	69,981	1,415,183	2,179,216
Shares redeemed	(10,740,225)	(4,718,596)	(372,089,923)	(147,633,784)
Net increase (decrease)	(8,388,221)	153,248	$ (292,072,077)	$ 5,407,482
Service Class 2R
Shares sold	41,258	97,483	$ 1,409,079	$ 3,094,057
Reinvestment of distributions	358	259	11,992	8,042
Shares redeemed	(42,943)	(19,254)	(1,439,078)	(605,298)
Net increase (decrease)	(1,327)	78,488	$ (18,007)	$ 2,496,801
Investor Class
Shares sold	963,148	720,556	$ 33,058,468	$ 23,727,387
Reinvestment of distributions	3,637	-	123,218	-
Shares redeemed	(122,230)	(2,747)	(4,166,792)	(89,995)
Net increase (decrease)	844,555	717,809	$ 29,014,894	$ 23,637,392

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Growth Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWTR-SANN-0806
1.833448.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund: Growth Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund: Growth Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006